FUNDS FROM SECURITIES ISSUED (Tables)	12 Months Ended
Dec. 31, 2021
Funds From Securities Issued
Composition by type of security issued and location

a)	Composition by type of security issued and location

		R$ thousand
	On December 31, 2021	On December 31, 2020
Instruments Issued – Brazil:
Real estate credit notes	41,461,933	27,601,333
Agribusiness notes	17,300,060	14,694,484
Financial bills	79,752,267	81,588,961
Letters property guaranteed	13,936,949	7,930,718
Subtotal	152,451,209	131,815,496
Securities – Overseas:
Euronotes	1,849,851	2,113,000
Securities issued through securitization – (item (b))	9,135,795	9,112,256
Subtotal	10,985,646	11,225,256
Structured Operations Certificates	2,791,687	1,863,073
Total	166,228,542	144,903,825

Net financial activity in the issuance of securities

		R$ thousand
	2021	2020
Opening balance on January 1	144,903,825	170,727,564
Issuance	105,221,591	61,833,816
Interest	7,543,275	5,576,416
Settlement and interest payments	(92,274,643)	(93,179,856)
Exchange variation and others	834,494	(54,115)
Closing balance on December 31	166,228,542	144,903,825